BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisitions (Details) ₽ in Millions, $ in Millions					1 Months Ended						12 Months Ended
	Dec. 22, 2017 RUB (₽)	Jun. 28, 2017 RUB (₽)	Dec. 11, 2015 RUB (₽)	Jan. 15, 2015 RUB (₽)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 22, 2017 USD ($)	Dec. 22, 2017 RUB (₽)	Jun. 30, 2017 RUB (₽)	Jun. 28, 2017 USD ($)	Jun. 28, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB (₽)
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity											$ 15.9	₽ 918		₽ 398
Fair value of contingent consideration included in purchase price of acquisition											2.6	151		341
ASSETS:
Goodwill							$ 161.9				161.9			8,581	₽ 9,328						$ 146.5	₽ 8,436
RosTaxi
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity				₽ 500
Deferred payment				500
Deferred cash payments				380	$ 1.2	₽ 70					3.4	195	₽ 65	₽ 50
ASSETS:
Intangible assets				114
Deferred tax assets				77
Goodwill				224
Total assets				415
LIABILITIES:
Net assets				415
Total purchase consideration				415
RosTaxi | Content and software
ASSETS:
Intangible assets				9
RosTaxi | Customer relationships
ASSETS:
Intangible assets				₽ 93
LIABILITIES:
Amortization period of intangible assets acquired				5 years
RosTaxi | Non-compete agreements
ASSETS:
Intangible assets				₽ 12
RosTaxi | Non-compete agreements and software
ASSETS:
Intangible assets				₽ 21
Agnitum
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity			₽ 120
Deferred payment			80
Deferred cash payments			60										₽ 60
Deferred RSUs granted			20
ASSETS:
Intangible assets			58
Deferred tax assets			12
Goodwill			50
Total assets			120
LIABILITIES:
Net assets			120
Total purchase consideration			120
Agnitum | Content and software
ASSETS:
Intangible assets			₽ 50
Agnitum | Content and software | Minimum
LIABILITIES:
Amortization period of intangible assets acquired			1 year
Agnitum | Content and software | Maximum
LIABILITIES:
Amortization period of intangible assets acquired			3 years
Agnitum | Domain names and trademark
ASSETS:
Intangible assets			₽ 8
Other acquisition
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Fair value of consideration							1.1				1.1				66
ASSETS:
Intangible assets							0.5				0.5				30
Deferred tax assets							0.1				0.1				7
Goodwill							0.5				0.5				29
Shkulev
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity									$ 7.0	₽ 401
Deferred payment									$ 0.9									₽ 52
ASSETS:
Intangible assets																			$ 1.0	₽ 59
Deferred tax assets																				68
Goodwill																			4.8	274
Total assets																				401
LIABILITIES:
Net assets																				401
Total purchase consideration		₽ 401
Shkulev | Software and Website
ASSETS:
Intangible assets																			0.4	22
Shkulev | Customer relationships
ASSETS:
Intangible assets																			0.2	10
Shkulev | Non-compete agreements
ASSETS:
Intangible assets																			0.2	15
Shkulev | Domain names and trademark
ASSETS:
Intangible assets																			$ 0.2	₽ 12
Foodfox
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Fair value of consideration							10.3				10.3				595
Cash consideration for acquisition of the entity							9.4	₽ 541
Deferred payment							$ 0.9				0.9				₽ 54
ASSETS:
Intangible assets																$ 1.4	₽ 82
Goodwill																	639
Other current assets																	25
Total assets																	746
LIABILITIES:
Current liabilities																	20
Other non-current liabilities																	115
Deferred tax liabilities																	16
Total liabilities																	151
Net assets																	595
Total purchase consideration	₽ 595
Proforma revenue											1.8	104
Net loss											$ 7.1	₽ 409
Foodfox | Content and software
ASSETS:
Intangible assets																1.1	63
LIABILITIES:
Amortization period of intangible assets acquired	5 years
Foodfox | Customer relationships
ASSETS:
Intangible assets																0.3	19
Taxi | Foodfox
ASSETS:
Goodwill																$ 11.1	₽ 639